Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Preferred Stock [Abstract]
Preferred Stock Shares
Table 20.1: Preferred Stock Shares

	December 31, 2019		December 31, 2018
	Liquidation preference per share	Shares authorized and designated	Liquidation preference per share	Shares authorized and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series I
Floating Class A Preferred Stock (1)	100,000	25,010	100,000	25,010
Series K
Floating Non-Cumulative Perpetual Class A Preferred Stock (2)(3)	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock (4)	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	25,000	26,400
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	25,000	69,000
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	25,000	34,500
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series T
6.00% Non-Cumulative Perpetual Class A Preferred Stock	25,000	32,200	25,000	32,200
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series V
6.00% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	25,000	40,000
Series W
5.70% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	25,000	40,000
Series X
5.50% Non-Cumulative Perpetual Class A Preferred Stock	25,000	46,000	25,000	46,000
Series Y
5.625% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
ESOP
Cumulative Convertible Preferred Stock (5)	—	1,071,418	—	1,406,460
Total		9,251,728		9,586,770

(1)
Series I preferred stock issuance relates to trust preferred securities. See Note 10 (Securitizations and Variable Interest Entities) for additional information. This issuance has a floating interest rate that is the greater of three-month LIBOR plus 0.93% and 5.56975%.

(2)	Floating rate for Preferred Stock, Series K, is three-month LIBOR plus 3.77%.

(3)	In third quarter 2019, 1,550,000 shares of Preferred Stock, Series K, were redeemed.

(4)
Preferred Stock, Series L, may be converted at any time, at the option of the holder, into 6.3814 shares of our common stock, plus cash in lieu of fractional shares, subject to anti-dilution adjustments.

(5)	See the ESOP Cumulative Convertible Preferred Stock section in this Note for additional information about the liquidation preference for the ESOP Cumulative Convertible Preferred Stock.
Table 20.2: Preferred Stock – Shares Issued and Carrying Value

	December 31, 2019				December 31, 2018
(in millions, except shares)	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	$—	—	—	96,546	$—	—	—
Series I (1)(2)
Floating Class A Preferred Stock	25,010	2,501	2,501	—	25,010	2,501	2,501	—
Series K (1)(3)(4)
Floating Non-Cumulative Perpetual Class A Preferred Stock	1,802,000	1,802	1,546	256	3,352,000	3,352	2,876	476
Series L (1)(5)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,967,995	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	—	30,000	750	750	—
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	—	26,000	650	650	—
Series P (1)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	—	25,000	625	625	—
Series Q (1)
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	—	69,000	1,725	1,725	—
Series R (1)
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	—	33,600	840	840	—
Series S (1)
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series T (1)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	32,000	800	800	—	32,000	800	800	—
Series U (1)
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series V (1)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	40,000	1,000	1,000	—
Series W (1)
5.70% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	40,000	1,000	1,000	—
Series X (1)
5.50% Non-Cumulative Perpetual Class A Preferred Stock	46,000	1,150	1,150	—	46,000	1,150	1,150	—
Series Y (1)
5.625% Non-Cumulative Perpetual Class A Preferred Stock	27,600	690	690	—	27,600	690	690	—
ESOP
Cumulative Convertible Preferred Stock	1,071,418	1,072	1,072	—	1,406,460	1,407	1,407	—
Total	7,492,169	$22,573	21,549	1,024	9,377,216	$24,458	23,214	1,244

(1)	Preferred shares qualify as Tier 1 capital.

(2)	Floating rate for Preferred Stock, Series I, is the greater of three-month LIBOR plus 0.93% and 5.56975%.

(3)	Floating rate for Preferred Stock, Series K, is three-month LIBOR plus 3.77%.

(4)	In third quarter 2019, 1,550,000 shares of Preferred Stock, Series K, were redeemed.

(5)
Preferred Stock, Series L, may be converted at any time, at the option of the holder, into 6.3814 shares of our common stock, plus cash in lieu of fractional shares, subject to anti-dilution adjustments.

ESOP Preferred Stock

Table 20.3: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable dividend rate
	Dec 31,	Dec 31,	Dec 31,	Dec 31,
(in millions, except shares)	2019	2018	2019	2018	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2018	254,945	336,945	$255	337	7.00%	8.00%
2017	192,210	222,210	192	222	7.00	8.00
2016	197,450	233,835	198	234	9.30	10.30
2015	116,784	144,338	117	144	8.90	9.90
2014	136,151	174,151	136	174	8.70	9.70
2013	97,948	133,948	98	134	8.50	9.50
2012	49,134	77,634	49	78	10.00	11.00
2011	26,796	61,796	27	62	9.00	10.00
2010 (1)	—	21,603	—	22	9.50	10.50
Total ESOP Preferred Stock (2)	1,071,418	1,406,460	$1,072	1,407
Unearned ESOP shares (3)			$(1,143)	(1,502)

(1)	In April 2019, all of the 2010 ESOP Preferred Stock was converted into common stock.

(2)	At December 31, 2019 and 2018, additional paid-in capital included $71 million and $95 million, respectively, related to ESOP preferred stock.
(3)
We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.